RMB INVESTORS TRUST

RMB Mendon Financial Services Fund (the “Fund”)

Supplement Dated January 9, 2023 to the Prospectus dated May 1, 2022, as previously supplemented

The information below replaces similar disclosure in the section of the Prospectus titled: “Fund Summaries—RMB Mendon Financial Services Fund—Adviser—Portfolio Managers”
Portfolio Managers
Anton Schutz and Dan Goldfarb are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Schutz is President and Senior Portfolio Manager of Mendon, and has served as portfolio manager of the Fund since its inception in 1999. Mr. Goldfarb is a Portfolio Manager of Mendon, and has served as a portfolio manager of the Fund since May 2022.

The information below replaces similar disclosure in the section of the Prospectus titled: “The Investment Adviser—Portfolio Management.”
Portfolio Management
The Adviser’s and the Sub-Adviser’s investment and portfolio decision-making process is based on a team approach. For each Fund, one or more portfolio managers from the investment team have primary responsibility for the day-to-day management of the Fund. Information regarding each Fund’s portfolio manager(s), including the portfolio manager’s title and length of service, is set forth below. The SAI provides additional information about each portfolio manager’s compensation, other accounts under management, and ownership of securities in their respective Fund(s).

Portfolio Manager	Primary Role	Title and Recent Biography
Todd Griesbach, CFA RMB Fund	Responsible for the day-to-day management of the RMB Fund’s investment portfolio since July 2016.	Senior Vice President and Portfolio Manager of the Adviser (since 2011).
Christopher C. Faber RMB Small Cap Fund RMB SMID Cap Fund	Mr. Faber, Senior Vice President and Portfolio Manager of the Adviser, has had primary day-to-day responsibility for the management of the Fund’s portfolio since inception of its predecessor fund in August 2002. Prior to joining the Adviser in 2017, Mr. Faber was the President and a portfolio manager of IronBridge Capital Management, L.P. (“IronBridge”) from 1999 to 2017. Mr. Faber was a founding partner of HOLT Value Associates, L.P., the former parent company of IronBridge, from May 1986 to April 1999.	Senior Vice President and Portfolio Manager of the Adviser (since 2017).

Anton Schutz Financial Services Fund	Responsible for the day-to-day management of the Financial Services Fund’s investment portfolio since inception in 1999. Mr. Schutz is Mendon's Lead Portfolio Manager for the Financial Services Fund and has final decision-making authority with respect to the Fund's other portfolio managers.	President and Portfolio Manager of Mendon (since 1996).
Masa Hosomizu, CFA Japan Fund International Fund	Responsible for the day-to-day management of the Japan Fund’s investment portfolio since inception in December 2017. Responsible for the day-to-day management of the International Fund’s investment portfolio since 2019. Mr. Hosomizu is the Adviser's Lead Portfolio Manager for the Japan Fund and International Fund and has final decision-making authority with respect to the Funds’ other portfolio managers.	Partner and Portfolio Manager of the Adviser (since 2013). Prior experience includes: Coghill Capital Management (Portfolio Manager) (2009 to 2013), (Research Analyst) (2005 to 2008); Nomura Securities (various roles including Equity Research Sales and Wealth Management Advisor) (1998 to 2005). Mr. Hosomizu received a BA in Law from the University of Tokyo and an MBA from the University of Chicago.
IIhwa Lee Japan Fund	Responsible for the day-to-day management of the Japan Fund’s investment portfolio since May 2022.	Vice President and Portfolio Manager of the Adviser (since 2017). Prior experience includes: Crystal Rock Capital Management, Equity Research Analyst (2016-2017); Cambridge Associates Asia Pte Ltd, Investment Director (2012-2015); Artisan Partners, Equity Research Intern (2011); and Mirae Asset Securities, Quant Analyst (2007-2010). Mr. Lee received a BA in Economics and Psychology from Seoul National University and an MBA from the University of Chicago Booth School of Business.

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Jim Plumb International Fund	Responsible for the day-to-day management of the International Fund’s investment portfolio since May 2022.	Vice President and Portfolio Manager of the Adviser (since June 2017). Prior experience includes: IronBridge Capital Management (Senior Equity Analyst) (2005 to 2017).
Dan GoldFarb Financial Services Fund	Responsible for the day-to-day management of the Financial Services Fund’s investment portfolio since May 2022.	Portfolio Manager of the Adviser (since September 2020). Prior experience includes: Self-employed from 2019 to 2020; Portfolio Manager at AlphaOne Micro Cap Fund (2017 to 2019). Mr. GoldFarb received a BA from Hobart College and an MBA from the Owen Graduate School of Management, Vanderbilt University.

Please retain this supplement with your Prospectus for future reference.

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RMB INVESTORS TRUST

RMB Mendon Financial Services Fund (the “Fund”)

Supplement Dated January 9, 2023 to the Statement of Additional Information (“SAI”) dated May 1, 2022

The information below replaces the disclosure in the section of the SAI titled: “Portfolio Managers—Other Accounts Managed”

The following table provides information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of December 31, 2021.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Other Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
RMB Fund
Todd Griesbach	None	None	1,562 accounts with $1,167,679,878 in assets	None	None	None
Financial Services Fund
Anton V. Schutz	None	2 accounts with $32,810,032 in assets	1 account with $15,356,665 in assets	None	None	None
Dan GoldFarb	None	None	None	None	None	None
International Fund
Masa Hosomizu	None	1 account with $46,950,875 in assets	143 accounts with $193,604,637 in assets	None	None	None
Jim Plumb	None	1 account with $46,950,875 in assets	143 accounts with $193,604,637 in assets	None	None	None
Japan Fund
Masa Hosomizu	None	1 account with $46,950,875 in assets	143 accounts with $193,604,637 in assets	None	None	None
IIhwa Lee	None	None	None	None	None	None
Small Cap Fund and SMID Cap Fund
Christopher C. Faber	None	None	580 accounts with $400,188,818 in assets	None	None	None

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The information below replaces the disclosure in the section of the SAI titled: “Portfolio Managers—Ownership of Securities”

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by each portfolio manager as of December 31, 2021.

Dollar Range of Fund Shares Beneficially Owned
RMB Fund
Todd Griesbach	$10,001 - $50,000
Financial Services Fund
Anton Schutz	$100,001 - $500,000
Dan GoldFarb	None
International Fund
Masa Hosomizu	$50,001 - $100,000
Jim Plumb	$50,001 - $100,000
Japan Fund
Masa Hosomizu	$50,001 - $100,000
IIhwa Lee	None
Small Cap Fund
Christopher C. Faber	Over $1,000,000
SMID Cap Fund
Christopher C. Faber	Over $1,000,000

Please retain this supplement with your SAI for future reference.

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